Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2022	December 31, 2021

Advertising services	$199	$699
Rent	86	459
Compensation	91	120
Sales taxes	341	1,440
Subscriptions	772	1,061
Parking	85	72
Legal services	16	16
Insurance	193	644
Recruiting services	—	54
Consulting	2,921	27
Contract assets	628	681
Owners compensation	730	—
Other	973	617

Prepaid Expenses and Other Current Assets	$7,035	$5,890

Prepaid expenses and other current assets consisted of the following (in thousands):

December 31,	2021	2020
Advertising services	$699	$158
Rent	459	530
Compensation	120	418
Sales taxes	1,440	1,078
Subscriptions	1,061	886
Parking	72	82
Legal services	16	8
Insurance	644	253
Recruiting services	54	112
Consulting	27	87
Other	1,178	518

Prepaid Expenses and Other Current Assets	$5,770	$4,130